Prepaid expenses and other current assets (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Prepaid expenses and other current assets
Earnings rights associated with loan assets(2)	¥ 99,235,400	$ 15,572,200	¥ 258,012,040
Prepaid expenses(3)	19,325,954	3,032,664	57,084,166
Input VAT to be deducted	63,867,418	10,022,192	64,367,796
Interest receivable of Consolidated Trusts	7,889,836	1,238,087	11,359,212
Advance to employee	15,000,000	2,353,827
Receivables from borrowers	1,205,085	189,104	1,510,410
Others	6,603,785	1,036,278	11,442,695
Total prepaid expenses and other current assets	¥ 213,127,478	$ 33,444,352	¥ 403,776,319